Shareholder Report, Holdings (Details) - C000032303	Jun. 30, 2026
NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Advanced Micro Devices, Inc.FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Applied Materials, Inc.FR_038222105
Holdings [Line Items]
Percent of Net Asset Value	3.40%
IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	21.30%
IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	11.90%
IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	9.20%
IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	5.60%
IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	5.60%
IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	5.40%
IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	4.10%
IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.60%
IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.40%
IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%